Acquisitions (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Identified Intangible Assets	$ 159,445
Goodwill	179,048	$ 21,065	$ 16,803	$ 18,355
Florock and Dofesa
Business Acquisition [Line Items]
Current Assets	5,949	5,939
Property, Plant and Equipment, net	4,112	4,359
Identified Intangible Assets	6,055	3,731
Goodwill	1,739	3,787
Other Assets	7	7
Total Assets Acquired	17,862
Current Liabilities	4,764	4,764
Other Liabilities	53	53
Total Identifiable Liabilities Assumed	4,817	4,817
Total Estimated Purchase Price, net of Cash Acquired	$ 13,045	$ 13,006